Taxes (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureTaxesLineItems [Line Items]
Non-current receivables	$ 1,981	$ 1,900
Sales taxes p i s and c o f i n s [member]
DisclosureTaxesLineItems [Line Items]
Non-current receivables	$ 643
P i s and c o f i n s [member]
DisclosureTaxesLineItems [Line Items]
Non-current receivables		$ 594